UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 31, 2022

Securitizer name:  Flexiti Financial Inc.

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001897961

Sharissa Ellyn, (647) 325-6890
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☑

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________
Central Index Key Number of underwriter (if applicable):  ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In December 2021, Flexiti Securitization Limited Partnership (the “Issuer”), a wholly-owned indirect subsidiary of Flexiti Financial Inc. (the “Sponsor”), completed its first issuance of consumer loan asset-backed securities.  The underlying transaction agreements relating to this issuance provide covenants of the Sponsor (as seller) to repurchase individual pool assets (the “Series 2021-1 Obligor Accounts”) from the Issuer upon the breach of certain representations and warranties made by the Sponsor (as seller). The Sponsor has not received any demands to repurchase any of the Series 2021-1 Obligor Accounts during the quarterly period ended December 31, 2021. Accordingly, the Sponsor does not have any repurchase demand activity to report, which the Sponsor has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

FLEXITI FINANCIAL INC.

By:		/s/ Sharissa Ellyn
	Name:	Sharissa Ellyn
	Title:	Chief Legal Officer

Date: January 31, 2022